Annual Fund Operating Expenses	Apr. 21, 2026
DF Dividend VIT Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2027
DF Dividend VIT Fund | DF Dividend VIT Fund Class 1 shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	1.52%
Expenses (as a percentage of Assets)	2.77%	[1]
Fee Waiver or Reimbursement	(0.77%)
Net Expenses (as a percentage of Assets)	2.00%
DF Dividend VIT Fund | DF Dividend VIT Fund Class 2 shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	1.52%
Expenses (as a percentage of Assets)	3.02%	[1]
Fee Waiver or Reimbursement	(0.52%)
Net Expenses (as a percentage of Assets)	2.50%
DF Momentum VIT Fund | DF Momentum VIT Fund Class 1 shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.31%
Expenses (as a percentage of Assets)	1.56%
DF Momentum VIT Fund | DF Momentum VIT Fund Class 2 shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.31%
Expenses (as a percentage of Assets)	1.81%

[1]	Donoghue Forlines LLC (the “Adviser”) has contractually agreed to waive management fees and/or to make payments to limit Fund expenses, at least until October 31, 2027, so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) of the Fund do not exceed 2.00% and 2.50% of the Fund’s average daily net assets attributable to the Fund’s Class 1 Shares & Class 2 Shares, respectively. Any waiver or reimbursement by the Adviser is subject to repayment by the Fund within the three years from the date the Adviser waived any payment or reimbursed any expense, if the Fund is able to make the repayment without exceeding the current expense limitation in place at the time of waiver or the current expense limitation and the repayment is approved by the Board of Trustees. This agreement may be terminated only by the Fund’s Board of Trustees, on 60 days’ written notice to the adviser.